Net Borrowings - Schedule of Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of detailed information about borrowings [abstract]
Borrowings due within one year and bank overdrafts	£ (1,742)	£ (1,828)	£ (2,378)
Borrowings due after one year	(10,272)	(8,074)	(7,647)
Fair value of foreign currency forwards and swaps	195	107	82
Fair value of interest rate hedging instruments	20	(15)	(10)
Finance lease liabilities	(144)	(155)	(165)
Gross borrowings	(11,943)	(9,965)	(10,118)
Cash and cash equivalents	1,591	874	920
Net borrowings	£ (10,352)	£ (9,091)	£ (9,198)	£ (7,892)